CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	(Accumulated Deficit)/ Retained Earnings [Member]	Total
Beginning balance at Feb. 27, 2019	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Feb. 27, 2019	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor	$ 0	$ 647	24,353	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	0	6,468,750
Sale of 25,000,000 Units, net of underwriting discount and offering expenses	$ 2,500	$ 0	236,894,412	0	236,896,912
Sale of 25,000,000 Units, net of underwriting discount and offering expenses (in shares)	25,000,000	0
Sale of 6,954,500 Private Placement Warrants	$ 0		6,954,500	0	6,954,500
Forfeiture of Founder Shares	$ 0	$ (22)	22	0	0
Forfeiture of Founder Shares (in shares)	0	(218,750)
Class A common stock subject to possible redemption	$ (2,386)	$ 0	(240,277,507)	0	(240,279,893)
Class A common stock subject to possible redemption (in shares)	(23,861,949)	0
Net (loss) income	$ 0	$ 0	0	1,403,487	1,403,487
Ending balance at Dec. 31, 2019	$ 114	$ 625	3,595,780	1,403,487	5,000,006
Ending balance (in shares) at Dec. 31, 2019	1,138,051	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of Class A common stock subject to possible redemption	$ 50	$ 0	4,452,909	0	4,452,959
Change in value of Class A common stock subject to possible redemption (in shares)	498,122	0
Net (loss) income	$ 0	$ 0	0	(4,452,960)	(4,452,960)
Ending balance at Dec. 31, 2020	$ 164	$ 625	$ 8,048,689	$ (3,049,473)	$ 5,000,005
Ending balance (in shares) at Dec. 31, 2020	1,636,173	6,250,000